Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 7,686	$ 9,300
Restricted cash	97	114
Trade accounts receivable and other (including 372 and 677 from related parties at December 31, 2023 and 2022, respectively)	3,661	3,839
Inventories	18,759	20,087
Prepaid expenses and other current assets	3,037	3,778
Total current assets	33,240	37,118
Non-current assets:
Goodwill and intangible assets	5,102	4,903
Property, plant and equipment and biological assets	33,656	30,167
Investments in associates and joint ventures	10,078	10,765
Other investments	513	1,119
Deferred tax assets	9,469	8,554
Other assets	1,859	1,921
Total non-current assets	60,677	57,429
Total assets	93,917	94,547
Current liabilities:
Short-term debt and current portion of long-term debt	2,312	2,583
Trade accounts payable and other (including 360 and 366 to related parties at December 31, 2023 and 2022, respectively)	13,605	13,532
Short-term provisions	588	1,101
Accrued expenses and other liabilities	4,967	4,864
Income tax liabilities	297	318
Total current liabilities	21,769	22,398
Non-current liabilities:
Long-term debt, net of current portion	8,369	9,067
Deferred tax liabilities	2,432	2,666
Deferred employee benefits	2,741	2,606
Long-term provisions	1,477	1,306
Other long-term obligations	1,061	914
Total non-current liabilities	16,080	16,559
Total liabilities	37,849	38,957
Equity:
Common shares (no par value, 1,111,418,599 and 1,136,418,599 shares authorized, 852,809,772 and 877,809,772 shares issued, and 819,271,756 and 805,337,929 shares outstanding at December 31, 2023 and 2022, respectively)	303	312
Treasury shares (33,538,016 and 72,471,843 common shares at December 31, 2023 and 2022, respectively, at cost)	(849)	(1,895)
Additional paid-in capital	27,185	28,651
Mandatorily convertible notes	0	509
Retained earnings	46,264	45,442
Reserves	(18,942)	(19,867)
Equity attributable to the equity holders of the parent	53,961	53,152
Non-controlling interests	2,107	2,438
Total equity	56,068	55,590
Total liabilities and equity	$ 93,917	$ 94,547